Additional Financial Information of Parent Company - Condensed Statements of Operations and Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Other income, net	¥ 109,232	$ 15,620	¥ 128,152	¥ 130,264
Foreign exchange (loss) gain	(17,344)	(2,480)	8,004	(2,149)
Income tax expenses	(929,157)	(132,868)	(239,411)	(106,804)
Net income	4,459,076		3,123,437	2,227,093
Other comprehensive income
Foreign currency translation adjustments, net of tax of nil	(484,443)	(69,274)	325,474	386,701
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Cost and operating expenses	(273,806)	(39,154)	(485,955)	(526,819)
Interest income	325,379	46,529	608,065	771,606
Investment income	64,134	9,171	56,225	52,177
Unrealized (losses) gains from fair value changes of investments	4,818	689	3,233	12,852
Other income, net	150,927	21,583	123,602	116,546
Foreign exchange (loss) gain	(10,604)	(1,516)	(437)	1,152
Income tax expenses	(51,879)	(7,419)	(83,501)	(93,914)
Equity in income of subsidiaries, VIEs and VIEs' subsidiaries	4,199,200	600,478	2,848,617	1,879,288
Net income	4,408,169	630,361	3,069,849	2,212,888
Other comprehensive income
Unrealized gains on available-for-sale investments, net of reclassification	(599)	(86)	599	0
Foreign currency translation adjustments, net of tax of nil	(481,277)	(68,821)	325,474	386,701
Total comprehensive income	¥ 3,926,293	$ 561,454	¥ 3,395,922	¥ 2,599,589